Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Maximum
Financial amounts of instruments, whose contract amounts represent credit risks
Credit risk commitment, maximum expiration date	1 year
Commitments to extend credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	$ 2,622,491,000
Credit card lines
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	11,098,000
Standby letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	124,054,000
Guarantee obligations, maximum exposure	124,054,000
Commercial letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	489,000
Unsecured letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Unsecured letters of credit	$ 49,965,000	$ 42,729,000